Pensions and other post-employment benefits - Defined benefit pension obligation (Details) - Defined benefit pension plan - GBP (£) £ in Millions	Dec. 31, 2022	Dec. 31, 2021
Funded and Unfunded plans
Defined benefit pension obligation	£ (646)	£ (822)
Funded
Funded and Unfunded plans
Defined benefit pension obligation	(633)	(812)
Unfunded
Funded and Unfunded plans
Defined benefit pension obligation	£ (13)	£ (10)